LOANS - Corporate Troubled Debt Restructurings (Details) - Corporate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing receivable impaired
Troubled debt restructurings	$ 92	$ 265
Period within which default occurred post-modification	1 year
Number of days past due, default status	60 days
TDR balances	$ 284	381
TDR in payment default	$ 0	0
Commercial banking
Financing receivable impaired
Number of days past due, default status	90 days
Commercial and industrial
Financing receivable impaired
Troubled debt restructurings	$ 82	249
TDR balances	236	325
TDR in payment default	0	0
Mortgage and real estate
Financing receivable impaired
Troubled debt restructurings	4	3
TDR balances	20	29
TDR in payment default	0	0
Other
Financing receivable impaired
Troubled debt restructurings	6	13
TDR balances	28	27
TDR in payment default	0	0
TDRs involving changes in the amount and/or timing of principal payments
Financing receivable impaired
Troubled debt restructurings	0	0
TDRs involving changes in the amount and/or timing of principal payments | Commercial and industrial
Financing receivable impaired
Troubled debt restructurings	0	0
TDRs involving changes in the amount and/or timing of principal payments | Mortgage and real estate
Financing receivable impaired
Troubled debt restructurings	0	0
TDRs involving changes in the amount and/or timing of principal payments | Other
Financing receivable impaired
Troubled debt restructurings	0	0
TDRs involving vhanges in the amount and/or timing of interest payments
Financing receivable impaired
Troubled debt restructurings	0	0
TDRs involving vhanges in the amount and/or timing of interest payments | Commercial and industrial
Financing receivable impaired
Troubled debt restructurings	0	0
TDRs involving vhanges in the amount and/or timing of interest payments | Mortgage and real estate
Financing receivable impaired
Troubled debt restructurings	0	0
TDRs involving vhanges in the amount and/or timing of interest payments | Other
Financing receivable impaired
Troubled debt restructurings		0
TDRs invovling changes in the amount and/or timing of both principal and interest payments
Financing receivable impaired
Troubled debt restructurings	92	265
TDRs invovling changes in the amount and/or timing of both principal and interest payments | Commercial and industrial
Financing receivable impaired
Troubled debt restructurings	82	249
TDRs invovling changes in the amount and/or timing of both principal and interest payments | Mortgage and real estate
Financing receivable impaired
Troubled debt restructurings	4	3
TDRs invovling changes in the amount and/or timing of both principal and interest payments | Other
Financing receivable impaired
Troubled debt restructurings	$ 6	$ 13